Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment consist of the following (in thousands):
	June 30, 2024	December 31, 2023
Charging station equipment	$1,206	$649
Leasehold improvements	151	151
Tools and plant equipment	—	2,715
Office equipment	—	318
Software	1,059	860
Vehicles	—	70
Total property and equipment excluding construction in progress	2,416	4,763
Less: Impairment of property and equipment	(43)	—
Less: Accumulated depreciation and amortization	(394)	(898)
Property and equipment excluding construction in progress, net	1,979	3,865
Charging station equipment and charging site construction in progress	99	—
Property and equipment, net	$2,078	$3,865
Property and equipment consist of the following (in thousands):
	As of December 31,
	2023	2022
Charging station equipment	$649	$—
Leasehold improvements	151	261
Tools and plant equipment	2,715	2,354
Office equipment	318	114
Software	860	—
Vehicles	70	70
Total property and equipment excluding construction in progress	4,763	2,799
Less: accumulated depreciation and amortization	(898)	(358)
Property and equipment excluding construction in progress, net	3,865	2,441
Charging station equipment construction in progress	—	—
Property and equipment, net	$3,865	$2,441